Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2015	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
Columbia Strategic Income Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value	$ 9,526		$ 10,132	$ 10,605	$ 10,714	$ 11,437	$ 11,991	$ 12,811	$ 11,576	$ 11,757	$ 12,996	$ 13,674
Columbia Strategic Income Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Accumulated Value	10,000		10,557	10,967	10,998	11,654	12,127	12,857	11,531	11,624	12,755	13,318
Columbia Strategic Income Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		10,673	11,188	11,353	12,142	12,752	13,658	12,375	12,597	13,963	14,726
Columbia Strategic Income Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Accumulated Value	10,000		10,666	11,208	11,359	12,154	12,768	13,691	12,411	12,639	14,014	14,784
Columbia Strategic Income Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Accumulated Value	10,000		10,673	11,203	11,360	12,164	12,788	13,717	12,435	12,671	14,056	14,839
Columbia Strategic Income Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Class R
Accumulated Value	10,000		10,606	11,070	11,155	11,894	12,414	13,235	11,934	12,089	13,331	13,988
Columbia Strategic Income Fund - Class S
Account Value [Line Items]
Line Graph and Table Measure Name		Class S
Accumulated Value	10,000		10,636	11,132	11,247	12,006	12,587	13,448	12,152	12,341	13,642	14,380
JPMorgan Emerging Markets Bond Index - Global [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Emerging Markets Bond Index - Global
Accumulated Value	10,000		11,482	12,000	11,444	12,944	13,439	14,003	11,367	11,931	13,445	14,516
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,597	10,649	10,537	11,609	12,360	12,350	10,928	10,797	11,585	11,949
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged
Accumulated Value	10,000		11,224	11,138	10,929	11,730	12,242	12,132	9,025	9,022	9,515	9,781
ICE BofA US Cash Pay High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA US Cash Pay High Yield Constrained Index
Accumulated Value	$ 10,000		$ 10,921	$ 11,880	$ 12,263	$ 13,074	$ 13,552	$ 14,923	$ 13,375	$ 14,320	$ 16,090	$ 17,400